NEUBERGER BERMAN INTERMEDIATE
MUNICIPAL FUND INC.



A Maryland Corporation











AMENDED AND RESTATED BYLAWS
















June 27, 2018




TABLE OF CONTENTS

Page
ARTICLE I	1
NAME OF CORPORATION, LOCATION
OF OFFICES AND SEAL	1
Section 1.  Name	1
Section 2.  Principal Offices	1
Section 3.  Seal	1
ARTICLE II	1
STOCKHOLDERS	1
Section 1.  Annual Meetings	1
Section 2.  Special Meetings	1
Section 3.  Notice of Meetings	2
Section 4.  Quorum and Adjournment of
Meetings	2
Section 5.  Voting and Inspectors	2
Section 6.  Validity of Proxies	3
Section 7.  Stock Ledger and List of
Stockholders	3
Section 8.  Action Without Meeting	4
Section 9.  Nomination	4
Section 10.  Stockholder Proposal	6
Section 11.  Accuracy of Information	8
Section 12.  Organization	8
ARTICLE III	9
BOARD OF DIRECTORS	9
Section 1.  Powers	9
Section 2.  Number and Term of Directors	9
Section 3.  Election	9
Section 4.  Vacancies and Newly Created
Directorships	9
Section 5.  Removal	10
Section 6.  Chair of the Board	10
Section 7.  Annual and Regular Meetings	10
Section 8.  Special Meetings	10
Section 9.  Waiver of Notice	11
Section 10.  Quorum and Voting	11
Section 11.  Action Without a Meeting	11
Section 12.  Compensation of Directors	11
Section 13.  Non-Disclosure Agreement	11
Section 14.  Requirement to Adhere to
Corporation Policies	11
ARTICLE IV	12
COMMITTEES	12
Section 1.  Organization	12
Section 2.  Executive Committee	12
Section 3.  Proceedings and Quorum	12
Section 4.  Other Committees	12
ARTICLE V	12
OFFICERS	12
Section 1.  General	12
Section 2.  Election, Tenure and
Qualifications	12
Section 3.  Vacancies and Newly Created
Officers	13
Section 4.  Removal and Resignation	13
Section 5.  Chief Executive Officer	13
Section 6.  President	13
Section 7.  Chief Operating Officer	13
Section 8.  Vice President(s)	14
Section 9.  Treasurer and Assistant Treasurers	14
Section 10.  Secretary and Assistant
Secretaries	14
Section 11.  Chief Compliance Officer	15
Section 12.  Subordinate Officers	15
Section 13.  Remuneration	15
Section 14.  Surety Bond	15
ARTICLE VI	15
CAPITAL STOCK	15
Section 1.  Certificates of Stock	15
Section 2.  Transfer of Shares	16
Section 3.  Stock Ledgers	16
Section 4.  Transfer Agents and Registrars	16
Section 5.  Fixing of Record Date	16
Section 6.  Lost, Stolen or Destroyed
Certificates	17
ARTICLE VII	17
FISCAL YEAR AND ACCOUNTANT	17
Section 1.  Fiscal Year	17
Section 2.  Accountant	17
ARTICLE VIII	17
CUSTODY OF SECURITIES	17
Section 1.  Employment of a Custodian	17
Section 2.  Termination of Custodian
Agreement	18
Section 3.  Other Arrangements	18
ARTICLE IX	18
INDEMNIFICATION AND INSURANCE	18
Section 1.  Indemnification of Officers,
Directors, Employees and Agents	18
Section 2.  Insurance of Officers, Directors,
Employees and Agents	18
Section 3.  Amendment	18
ARTICLE X	19
AMENDMENTS	19
Section 1.  General	19
Section 2.  By Stockholders Only	19





AMENDED AND RESTATED BYLAWS
OF
NEUBERGER BERMAN INTERMEDIATE
MUNICIPAL FUND INC.
(A MARYLAND CORPORATION)

ARTICLE I
NAME OF CORPORATION,
LOCATION OF OFFICES AND SEAL

Section 1.  Name.  The name of the Corporation is
Neuberger Berman Intermediate Municipal Fund
Inc.
Section 2. Principal Office. The principal office of the Corporation in the State of Maryland shall be located in the City of Baltimore. The Corporation may, in addition, establish and maintain such other offices and places of business as the Board of Directors may, from time to time, determine.
Section 3.  Seal.  The corporate seal of the
Corporation shall be circular in form and shall bear the name of the Corporation, the year of its incorporation, and the word "Maryland." The form of the seal shall be subject to alteration by the Board of Directors and the seal may be used by causing it or a facsimile to be impressed or affixed or printed or otherwise reproduced. Any officer or director of the Corporation shall have authority to affix the corporate seal of the Corporation to any document requiring the same.
ARTICLE II
STOCKHOLDERS
Section 1.  Annual Meetings.  An annual meeting of
stockholders shall be held as required and for the purposes prescribed by the Investment Company Act of 1940, as amended ("1940 Act"), and the laws of the State of Maryland and for the election of directors and the transaction of such other business as may properly come before the meeting, except that no annual meeting is required to be held in any year in which the election of directors is not required to be acted upon by the 1940 Act. Except for the first fiscal year of the Corporation, the meeting shall be held annually at a date and time set by the Board of Directors at the Corporation's principal office or at such other place within the United States as the Board of Directors shall select. Failure to hold an annual meeting does not invalidate the Corporation's existence or affect any otherwise valid corporate acts.
Section 2.  Special Meetings.  Special meetings of
stockholders may be called at any time by the Chair of the Board ("Chair"), the Chief Executive Officer, the President, any Vice President, or by a majority of the Board of Directors, and shall be held at such date, time and place as may be stated in the notice of the meeting.
	A special meeting of the stockholders may be called by the Secretary upon the written request of the holders of shares entitled to vote a majority of all the votes entitled to be cast at such meeting, provided that (a) such request shall state the purpose of such meeting and the matters proposed to be acted on, and
(b) the stockholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such stockholders. The matters to be acted upon at any such special meeting of stockholders shall be limited to only such matters as shall be set forth in the Corporation's notice of such meeting and brought properly before the meeting in compliance with the procedures set forth in this Article II.
If at any time as a result of revocations of requests for a meeting, there are no longer unrevoked requests from stockholders of record entitled to cast votes equal to at least a majority of all the votes entitled to be cast at such meeting the Secretary may refrain from mailing the notice of the meeting (and cancel the meeting) or, if the notice of the meeting has been mailed, the Secretary may revoke the notice of the meeting. Any request for a meeting received after a revocation by the Secretary of a notice of a meeting shall be considered a request for a new meeting.
Section 3. Notice of Meetings. The Secretary shall cause notice of the place, date and hour, and, in the case of a special meeting, the purpose or purposes for which the meeting is called, to be mailed, postage prepaid, not less than ten nor more than 90 days before the date of the meeting, to each stockholder entitled to vote at such meeting at his or her address as it appears on the records of the Corporation at the time of such mailing. Notice shall be deemed to be given when deposited in the United States mail addressed to the stockholders as aforesaid. Notice of any stockholders' meeting need not be given to any stockholder who shall sign a written waiver of such notice whether before or after the time of such meeting, or to any stockholder who is present at such meeting in person or by proxy. Notice of adjournment of a stockholders' meeting to another time or place need not be given if such time and place are announced at the meeting.
Irregularities in the notice of any meeting to, or the nonreceipt of any such notice by, any of the stockholders shall not invalidate any action otherwise properly taken by or at any such meeting.
Section 4.  Quorum and Adjournment of Meetings.
The presence at any stockholders' meeting, in person or by proxy, of stockholders entitled to cast 33 1/3% of the votes entitled to be cast at the meeting shall be necessary and sufficient to constitute a quorum for the transaction of business. Subject to the rules established by the chairperson of the stockholders' meeting, in the absence of a quorum, the holders of a majority of shares entitled to vote at the meeting and present in person or by proxy, or, if no stockholder entitled to vote is present in person or by proxy, the chairperson of the stockholders' meeting or any officer present entitled to preside or act as secretary of such meeting may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.
Section 5.  Voting and Inspectors.  Except as
otherwise provided in the Articles of Incorporation or by applicable law, at each stockholders' meeting each stockholder shall be entitled to one vote for each share of stock of the Corporation validly issued and outstanding and registered in his or her name on the books of the Corporation on the record date fixed in accordance with these Bylaws, except that no shares held by the Corporation shall be entitled to a vote. If no record date has been fixed, the record date for the determination of stockholders entitled to notice of or to vote at a meeting of stockholders shall be the later of the close of business on the day on which notice of the meeting is mailed or the 30th day before the meeting, or, if notice is waived by all stockholders, at the close of business on the tenth day next preceding the day on which the meeting is held.
Except as otherwise provided in the Articles of Incorporation or these Bylaws or as required by the 1940 Act, all matters shall be decided by a vote of the majority of the votes validly cast. A director shall be elected by a majority of the outstanding shares of the Corporation entitled to vote thereon. The vote upon any question shall be by ballot whenever requested by any person entitled to vote, but, unless such a request is made, voting may be conducted in any way approved by the chairperson of the meeting.
At any meeting at which there is an election of Directors, the chairperson of the meeting may, and upon the request of the holders of 10% of the stock entitled to vote in such election shall, appoint one or more inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall, after the election, make a certificate of the result of the vote taken. No candidate for the office of Director shall be appointed as an inspector.
Section 6. Validity of Proxies. At all meetings of stockholders, every stockholder of record entitled to vote thereat shall be entitled to vote either in person or by proxy, which term shall include proxies provided through written, electronic, telephonic, computerized, facsimile, telecommunication, or telex communication. The right to vote by proxy shall exist only if the instrument authorizing such proxy to act shall have been signed by the stockholder or by his or her duly authorized attorney (who may be so authorized by a writing or by any non-written means permitted by the laws of the State of Maryland). Unless a proxy provides otherwise, it shall not be valid more than eleven months after its date. All proxies shall be delivered to the Secretary of the Corporation or to the person acting as Secretary of the meeting before being voted, who shall decide all questions concerning qualification of voters, the validity of proxies, and the acceptance or rejection of votes; provided, however, all such questions shall be decided by the inspector or inspectors of election if appointed. A proxy with respect to stock held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Corporation receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a stockholder shall be deemed valid unless challenged at or prior to its exercise.
Section 7. Stock Ledger and List of Stockholders. It shall be the duty of the Secretary or Assistant
Secretary of the Corporation to cause an original or duplicate stock ledger to be maintained at the principal office of the Corporation or, if the Corporation employs a transfer agent, at the office of the Corporation's transfer agent. Such stock ledger may be in written form or any other form capable of being converted into written form within a reasonable time for visual inspection. Any one or more persons, each of whom has been a stockholder of record of the Corporation for more than six months next preceding such request, who owns in the aggregate 5% or more of the outstanding capital stock of any class of the Corporation, may submit (unless the Corporation at the time of the request maintains a duplicate stock ledger at its principal office in Maryland) a written request to any officer of the Corporation or its resident agent in Maryland for a list of the stockholders of the Corporation. Within 20 days after such a request, there shall be prepared and filed at the Corporation's principal office in Maryland a list containing the names and addresses of all stockholders of the Corporation and the number of shares of each class held by each stockholder, certified as correct by an officer of the Corporation, by its stock transfer agent, or by its registrar.
Section 8.  Action Without Meeting.  Any action
required or permitted to be taken by stockholders at a meeting of stockholders may be taken without a meeting if (a) all stockholders entitled to vote on the matter consent to the action in writing or by electronic transmission, (b) all stockholders entitled to notice of the meeting but not entitled to vote at it deliver a waiver in writing or by electronic transmission of any right to dissent, and (c) the consents and waivers are filed with the records of the meetings of stockholders. Such consent shall be treated for all purposes as a vote at the meeting.
Section 9.  Nomination.  Subject to the rights of
holders of any class or series of stock having a preference over the Corporation's common stock as to dividends or upon liquidation, nominations for the election of directors may be made by the Board of Directors or a committee appointed by the Board of Directors or by any stockholder entitled to vote in the election of directors. However, any stockholder entitled to vote in the election of directors at a meeting may only nominate a director for whom that stockholder would be entitled to vote and must do so by notice in writing delivered or mailed by first-class United States mail, postage prepaid, to the Secretary of the Corporation, and received by the Secretary at the principal executive office of the Corporation (a) with respect to any nomination to be introduced at an annual meeting of stockholders, not later than the close of business on the 120th day prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting nor earlier than the close of business on the 150th day prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting; provided, however, that in the event that the date of mailing of the notice for the annual meeting is advanced or delayed by more than 30 days from the anniversary date of mailing of the notice for the preceding year's annual meeting, notice by the stockholder to be timely must be received no earlier than the close of business on the 120th day prior to the date of such annual meeting, and no later than the later to occur of (i) the close of business on the 90th day prior to the date of such annual meeting or (ii) the close of business on the 10th day following the day on which public announcement of the date of such meeting is first made by the Corporation; and (b) with respect to any nomination to be introduced at a special meeting of stockholders, not earlier than the close of business on the 120th day prior to such special meeting and not later than the close of business on the later of (i) the 90th day prior to such special meeting or (ii) the 10th day following the day on which public announcement is first made of the date of the special meeting. In no event shall the public announcement of a postponement of the mailing of the notice for an annual meeting or of an adjournment or postponement of an annual meeting to a later date or time commence a new time period for the giving of a stockholder's notice as described above.

Each such notice shall set forth: (a) the name, age, business address and residence address of the person or persons to be nominated; (b) with respect to each such nominee, whether the stockholder who intends to make the nomination believes such nominee is, or is not, an "interested person" of the Corporation, as defined in the 1940 Act, and the basis for that belief together with such information regarding such nominee (including, without limitation, a completed nominee questionnaire) that is sufficient, in the discretion of the Board of Directors or any committee thereof or any authorized officer of the Corporation, to make such determination; (c) a representation that the stockholder who intends to make the nomination is a holder of record or beneficial owner of stock of the Corporation entitled to vote at such meeting for each such nominee (together with such proof thereof as would meet the requirements for proposals that are to be included in the Corporation's proxy statements pursuant to Rule
14a-8 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), or any successor to such Rule) and intends to appear in person or by proxy at the meeting to nominate the person or persons specified in the notice; (d) as to the stockholder who intends to make the nomination and any Stockholder Associated Person (as defined below), (i) the class and number of shares of stock which are owned by such stockholder and all Stockholder Associated Persons, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date), (ii) the nominee holder for, and number of shares of stock owned beneficially but not of record by such stockholder and by any Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date), (iii) the date shares of stock identified in (i) and (ii) were acquired and the investment intent of such acquisition; and (iv) whether and the extent to which any hedging or other transaction or series of transactions has been entered into, or any other agreement, arrangement or understanding, whether written or oral (including any derivative or short positions, profit interests, options, warrants, stock appreciation or similar rights, hedging transactions, and borrowed or loaned stock) has been made, by or on behalf of the nominee and any stockholder, the effect or intent of which is to mitigate loss to or manage risk of share price changes for, or to increase or decrease the voting power of, such stockholder or any such Stockholder
Associated Person or any proposed nominee, with respect to any shares of stock of the Corporation, including any such activity effected by the use of securities or other instruments of any other issuer
(collectively, "Hedging Activities"), in effect as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (e) as to the stockholder giving the notice and any Stockholder Associated Person covered by this Section 9, the name and address of such stockholder, as they appear on the Corporation's stock ledger and current name and address, if different; (f) to the extent known by the stockholder giving the notice, the name and address of any other stockholder supporting the nomination on the date of such stockholder's notice; (g) a representation whether the stockholder or any Stockholder Associated Person intends to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the outstanding shares of stock required to approve the nomination and/or otherwise to solicit proxies from stockholders in support of the nomination; (h) all other information relating to the person or persons to be nominated that is required to be disclosed in solicitations of proxies for election of directors in an election contest (even if an election contest is not involved), or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder; (i) a description of all agreements, arrangements, or understandings (whether written or oral) between the nominee and any stockholder related to, and any material interest of such stockholder in, such nomination, including any anticipated benefit therefrom to such nominee; (j) a description of all commercial and professional relationships and transactions between or among the nominee or any stockholder, and any other person or persons known to such nominee or stockholder to have a material interest in such nomination, including the nominating stockholder and Stockholder Associated
Person; and (k) a statement certifying as to the completeness and accuracy of the information provided. The chairperson of the meeting may refuse to acknowledge a nomination by any stockholder that is not made in compliance with the foregoing procedure.

For purposes of this Section 9 and Section 10 below, (a) the "date of mailing of the notice" shall mean the date of the proxy statement for the solicitation of proxies for election of Directors and
(b) "public announcement" shall mean disclosure (i) in a press release either transmitted to the principal securities exchange on which the Corporation's common stock is traded or reported by a recognized news service or (ii) in a document publicly filed by the Corporation with the Securities and Exchange
Commission.

For purposes of this Section 9 and Section 10 below, "Stockholder Associated Person" of any stockholder shall mean (a) any person controlling, controlled by or under common control with, directly or indirectly, or acting in concert with, such stockholder (including, without limitation, any person who is a member of a "group" for purposes of Section 13(d) of the Exchange Act, or any successor provision, that includes such stockholder), (b) any beneficial owner of shares of stock owned of record or beneficially by such stockholder and (c) any person controlling, controlled by or under common control with any such person named in (a) or (b).

Section 10.  Stockholder Proposal.  Any stockholder
who is entitled to vote in the election of Directors and who meets the requirements of the proxy rules under the Exchange Act, may submit to the Board of Directors a proposal to be considered for submission to the stockholders of the Corporation for their vote. Proposals for the Board's consideration (other than proposals made under Rule 14a-8 of the Exchange Act) must be submitted by notice in writing delivered or mailed by first-class United States mail, postage prepaid, to the Secretary of the Corporation, and received by the Secretary at the principal executive office of the Corporation (a) with respect to any proposal to be introduced at an annual meeting of stockholders, not later than the close of business on 120th day prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting nor earlier than the close of business on the 150th day prior to the first anniversary of the date of mailing of the notice for the preceding year's annual meeting; provided, however, that in the event that the date of mailing of the notice for the annual meeting is advanced or delayed by more than 30 days from the anniversary date of mailing of the notice for the preceding year's annual meeting, notice by the stockholder to be timely must be so received no earlier than the close of business on the 120th day prior to the date of such annual meeting, and no later than the later to occur of (i) the close of business on the 90th day prior to the date of such annual meeting or (ii) the close of business on the 10th day following the day on which public announcement of the date of such meeting is first made by the Corporation; and (b) with respect to any proposal to be introduced at a special meeting of stockholders, not earlier than the close of business on the 120th day prior to such special meeting and not later than the close of business on the later of the 90th day prior to such special meeting or the 10th day following the day on which public announcement is first made of the date of the special meeting. In no event shall the public announcement of a postponement of the mailing of the notice for such annual meeting or of an adjournment or postponement of an annual meeting to a later date or time commence a new time period for the giving of a stockholder's notice as described above.

Each such notice shall set forth: (a) the proposal to be introduced, the reasons for proposing such business at the meeting and any material interest in such business of such stockholder and any Stockholder Associated Person (as defined above), individually or in the aggregate, including any anticipated benefit to the stockholder and any Stockholder Associated Person therefrom; (b) a representation that the stockholder is a holder of record or beneficial owner of stock of the Corporation entitled to vote on such proposal at such meeting (together with such proof thereof as would meet the requirements for proposals that are to be included in the Corporation's proxy statements pursuant to Rule 14a-8 under the Exchange Act, or any successor to such Rule) and intends to appear in person or by proxy at the meeting to introduce the proposal or proposals, specified in the notice; (c) as to the stockholder giving the notice and any Stockholder Associated
Person, (i) the class and number of shares of stock which are owned by such stockholder and all Stockholder Associated Persons, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date), (ii) the nominee holder for, and number of shares of stock owned beneficially but not of record by such stockholder and by any Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date), (iii) the date shares of stock identified in (i) and (ii) were acquired and the investment intent of such acquisition; and (iv) whether and the extent to which any Hedging Activities (as defined above) have been made, by or on behalf of any stockholder, in effect as of the date of such notice
(which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (d) as to the stockholder giving the notice and any Stockholder
Associated Person covered by this Section 10, the name and address of such stockholder, as they appear on the Corporation's stock ledger and current name and address, if different; (e) to the extent known by the stockholder giving the notice, the name and address of any other stockholder supporting the proposal to be introduced on the date of such stockholder's notice; (f) a representation whether the stockholder or any Stockholder
Associated Person intends to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the outstanding shares of stock required to approve the proposal and/or otherwise to solicit proxies from stockholders in support of the proposal; (g) a description of any agreement, arrangement or understanding (whether written or oral) with respect to the proposal between or among the stockholder and such beneficial owner, any of their respective Stockholder Associated Persons, and any other person or persons (including their names) in connection with the proposal of such business and any material interest of such person or any Stockholder Associated Person of such person, in such business, including any anticipated benefit therefrom to such Person, or any Stockholder
Associated Person of such person; (h) a description of all commercial and professional relationships and transactions between or among such stockholder and such beneficial owners or their respective
Stockholder Associated Person, and any other person or persons known to such stockholder and such beneficial owners or their respective
Stockholder Associated Person to have a material interest in the matter that is the subject of such notice; and (i) a statement certifying as to the completeness and accuracy of the information provided.

The Board of Directors, or a Committee of the Board acting through delegated authority, will determine whether the proposal meets the requirements to be presented for a vote of stockholders. The chairperson of the meeting may refuse to acknowledge the introduction of any stockholder proposal not made in compliance with the foregoing procedure.

Section 11.  Accuracy of Information.  Upon written
request by the Secretary or the Board of Directors or any committee thereof or any authorized officer of the Corporation, any stockholder proposing a nominee for election as a Director or any proposal to be considered for submission to the stockholders of the Corporation for their vote shall provide, within five business days of delivery of such request
(or such other period as may be specified in such request), (a) written verification, satisfactory, in the discretion of the Board of Directors or any committee thereof or any authorized officer of the Corporation, to demonstrate the accuracy of any information submitted by the stockholder pursuant to this Article and (b) a written update of any information previously submitted by the stockholder pursuant to this Article as of an earlier date. If information submitted by any stockholder pursuant to this Article is not verified satisfactorily in the discretion of the Board of Directors or any committee thereof or any authorized officer of the Corporation, such information may be deemed to be insufficient for purposes of this Article. If a stockholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested shall be deemed not to have been provided in accordance with this Article.

Section 12.  Organization.  Every meeting of
stockholders shall be conducted by an individual appointed by the Board of Directors to be chairperson of the meeting or, in the absence of such appointment or appointed individual, by the Chair of the Board, if any, or, in the case of a vacancy in the office or absence of the Chair of the Board, by one of the following officers present at the meeting in the following order: the Vice Chair of the Board, if any, the Chief Executive Officer, the President, any Executive Vice Presidents in order of their rank and seniority, any Vice
Presidents in order of their rank and seniority, the Secretary, the Treasurer, or, in the absence of such Director or officers, a chairperson chosen by the stockholders by the vote of a majority of the votes cast by stockholders present in person or by proxy.
The Secretary, or, in the Secretary's absence, an Assistant Secretary, or, in the absence of both the Secretary and Assistant Secretaries, an individual appointed by the Board of Directors, or, in the absence of such appointment, an individual appointed by the chairperson of the meeting shall act as secretary of the meeting. In the event that the Secretary presides at a meeting of the stockholders, an Assistant Secretary, or, in the absence of Assistant Secretaries, an individual appointed by the Board of Directors or the chairperson of the meeting, shall record the minutes of the meeting.
The order of business and all other matters of procedure at any meeting of stockholders shall be determined by the chairperson of the meeting.

The chairperson of the meeting may prescribe such rules, regulations and procedures and take such action as, in the discretion of such chairperson and without any action by the stockholders, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting admission to the time set for the commencement of the meeting; (b) limiting attendance at the meeting to stockholders of record of the Corporation, their duly authorized proxies and other such individuals as the chairperson of the meeting may determine;
(c) limiting participation at the meeting on any matter to stockholders of record of the Corporation entitled to vote on such matter, their duly authorized proxies and other such individuals as the chairperson of the meeting may determine; (d) limiting the time allotted to questions or comments by participants; (e) determining when and for how long the polls should be open and when the polls should be closed; (f) maintaining order and security at the meeting; (g) removing any stockholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairperson of the meeting; (h) concluding a meeting or recessing or adjourning the meeting to a later date and time and at a place announced at the meeting; and (i) complying with any state and local laws and regulations concerning safety and security.
Unless otherwise determined by the chairperson of the meeting, meetings of stockholders shall not be required to be held in accordance with the rules of parliamentary procedure.

ARTICLE III
BOARD OF DIRECTORS
Section 1.  Powers.  Except as otherwise provided by
operation of law, by the Articles of Incorporation, or
by these Bylaws, the business and affairs of the
Corporation shall be managed under the direction of
and all the powers of the Corporation shall be
exercised by or under authority of its Board of
Directors.
Section 2.  Number and Term of Directors.  Except
for the initial Board of Directors, the Board of
Directors shall consist of not fewer than three nor
more than sixteen Directors, as specified by a
resolution of a majority of the entire Board of
Directors. Except for the initial Board of Directors,
the Board of Directors shall at all times be divided as
equally as possible into three classes of directors,
designated Class I, Class II, and Class III. The terms
of office of Class I, Class II, and Class III directors
shall expire at the annual meeting of stockholders
held in 2003, 2004, and 2005, respectively, and at
each third annual meeting of stockholders thereafter.
At least one member of the Board of Directors shall
be a person who is not an "interested person" of the
Corporation, as that term is defined in the 1940 Act.
All other directors may be interested persons of the
Corporation if the requirements of the 1940 Act and
the rules and regulations thereunder are met by the
Corporation and its investment adviser. Directors
need not be stockholders of the Corporation. All acts
done at any meeting of the Directors or by any person
acting as a Director, so long as his or her successor
shall not have been duly elected or appointed, shall,
notwithstanding that it be afterwards discovered that
there was some defect in the election of the Directors
or of such person acting as a Director or that they or
any of them were disqualified, be as valid as if the
Directors or such other person, as the case may be,
had been duly elected and were or was qualified to be
Directors or a Director of the Corporation. Each
Director shall hold office until his or her successor is
elected and qualified or until his or her earlier death,
resignation or removal.
Section 3.  Election.  At the first annual meeting of
stockholders, Directors shall be elected by vote of the
holders of a plurality of the shares present in person
or by proxy and entitled to vote thereon. Thereafter,
except as otherwise provided in these Bylaws, the
Directors shall be elected by the stockholders at a
meeting held on a date fixed by the Board of
Directors and a Director shall be elected by a majority
of the outstanding shares of the Corporation entitled
to vote thereon.
Section 4.  Vacancies and Newly Created
Directorships.  If any vacancies shall occur in the
Board of Directors by reason of death, resignation,
removal or otherwise, or if the authorized number of
Directors shall be increased, the Directors then in
office shall continue to act, and such vacancies (if not
previously filled by the stockholders) may be filled
by a majority of the Directors then in office, although
less than a quorum, except that a newly created
Directorship may be filled only by a majority vote of
the entire Board of Directors; provided, however, that
if the stockholders of any class of the Corporation's
capital stock are entitled separately to elect one or
more directors, a majority of the remaining directors
elected by that class (if any) may fill any vacancy
among the number of directors elected by that class;
provided further, however, that, at any time that there
are stockholders of the Corporation, immediately
after filling such vacancy at least two-thirds (2/3) of
the Directors then holding office shall have been
elected to such office by the stockholders of the
Corporation. In the event that at any time, other than
the time preceding the first annual stockholders'
meeting, less than a majority of the Directors of the
Corporation holding office at that time were elected
by the stockholders, a meeting of the stockholders
shall be held promptly and in any event within 60
days for the purpose of electing Directors to fill any
existing vacancies in the Board of Directors, unless
the Securities and Exchange Commission shall by
rule or order extend such period.
Section 5.  Removal.  At any stockholders' meeting
duly called, provided a quorum is present, the
stockholders may remove any director from office,
but only for cause, and may elect a successor or
successors to fill any resulting vacancies for the
unexpired terms of the removed director or directors.
An affirmative vote of 75% of the then outstanding
shares of the Corporation's capital stock entitled to
vote for such director shall be required to remove a
director for cause.  After the initial issuance of any
shares of the Corporation's capital stock, this section
may be amended only by the affirmative vote of 75%
of the shares of the Corporation outstanding.
Section 6.  Chair of the Board.  The Board of
Directors may, but shall not be required to, elect a
Chair of the Board. Any Chair of the Board shall be
elected from among the Directors of the Corporation
and may hold such office only so long as he or she
continues to be a Director. The Chair, if any, shall
preside at all stockholders' meetings and at all
meetings of the Board of Directors, and may be ex
officio a member of all committees of the Board of
Directors. The Chair, if any, shall have such powers
and perform such duties as may be assigned from
time to time by the Board of Directors.
Section 7.  Annual and Regular Meetings.  The
annual meeting of the Board of Directors for
choosing officers and transacting other proper
business shall be held at such time and place as the
Board may determine. The Board of Directors from
time to time may provide by resolution for the
holding of regular meetings and fix their time and
place within or outside the State of Maryland. Except
as otherwise provided in the 1940 Act, notice of such
annual and regular meetings need not be given,
provided that notice of any change in the time or
place of such meetings shall be sent promptly to each
Director not present at the meeting at which such
change was made, in the manner provided for notice
of special meetings. Except as otherwise provided
under the 1940 Act, members of the Board of
Directors or any committee designated thereby may
participate in a meeting of such Board or committee
by means of a conference telephone or similar
communications equipment that allows all persons
participating in the meeting to hear each other at the
same time.  Unless provided otherwise by statute or
regulation, participation in a meeting by such means
shall constitute presence in person at the meeting.
Section 8.  Special Meetings.  Special meetings of the
Board of Directors shall be held whenever called by
the Chair of the Board, the Chief Executive Officer,
the President (or, in the absence or disability of the
President, by any Vice President), the Treasurer or by
two or more Directors, at the time and place (within
or without the State of Maryland) specified in the
respective notice or waivers of notice of such
meetings. Notice of special meetings, stating the time
and place, shall be (a) mailed to each Director at his
or her residence or regular place of business at least
three days before the day on which a special meeting
is to be held or (b) delivered to him or her personally
or transmitted to him or her by telegraph, telecopy,
telex, cable, wireless or other electronic means at
least one day before the meeting.
Section 9.  Waiver of Notice.  No notice of any
meeting need be given to any Director who is present
at the meeting or who waives notice of such meeting
in writing or by electronic transmission (which
waiver shall be filed with the records of such
meeting), either before or after the time of the
meeting.
Section 10.  Quorum and Voting.  At all meetings of
the Board of Directors, the presence of one-half or
more of the number of Directors then in office shall
constitute a quorum for the transaction of business,
provided that there shall be present at least two
directors. In the absence of a quorum, a majority of
the Directors present may adjourn the meeting, from
time to time, until a quorum shall be present. The
action of a majority of the Directors present at a
meeting at which a quorum is present shall be the
action of the Board of Directors, unless concurrence
of a greater proportion is required for such action by
law, by the Articles of Incorporation or by these
Bylaws.
Section 11.  Action Without a Meeting.  Except as
otherwise provided under the 1940 Act, any action
required or permitted to be taken at any meeting of
the Board of Directors or of any committee thereof
may be taken without a meeting if a written consent
which sets forth the action is given in writing or by
electronic transmission by each member of the Board
of Directors or such committee entitled to vote on the
matter and filed in paper or electronic form with the
minutes of proceedings of the Board of Directors or
committee.
Section 12.  Compensation of Directors.  Directors
shall be entitled to receive such compensation from
the Corporation for their services as may from time to
time be determined by resolution of the Board of
Directors.  A Director who serves the Corporation in
any other capacity also may receive compensation for
such other services pursuant to a resolution of the
Board of Directors.
Section 13.  Non-Disclosure Agreement.  If directed
by 2/3 of the Directors, a Director shall be required as
a condition to his or her service or continued service
as a Director to execute and deliver to the
Corporation an agreement (in such form and with
such content as the Board of Directors shall approve)
requiring all information received in a person's
capacity as a Director of the Corporation to be held
confidential.
Section 14.  Requirement to Adhere to Corporation
Policies.  If directed by 2/3 of the Directors, a
Director shall be required as a condition to his or her
service or continued service as a Director to execute
and deliver to the Corporation an acknowledgment of
the policies of the Corporation upon taking office, as
a Director and after any change in such policies of the
Corporation.  Failure to adhere to any policies shall
constitute grounds for the removal of the Director for
"cause."
ARTICLE IV
COMMITTEES
Section 1.  Organization.  By resolution adopted by
the Board of Directors, the Board of Directors may
designate one or more committees of the Board,
including an Executive Committee. The chair and any
vice chair of each such committee shall be elected by
the committee from among its members. Each
committee must be comprised of one or more
members, each of whom must be a Director and shall
hold committee membership at the pleasure of the
Board. The Board of Directors shall have the power
at any time to change the members of such
committees and to fill vacancies in the committees.
The Board of Directors may delegate to these
committees any of its powers, to the extent permitted
by law.
Section 2.  Executive Committee.  Unless otherwise
provided by resolution of the Board of Directors,
when the Board of Directors is not in session, the
Executive Committee, if one is designated by the
Board, shall have and may exercise all powers of the
Board of Directors in the management of the business
and affairs of the Corporation that may lawfully be
exercised by an Executive Committee. The Chief
Executive Officer and the President shall
automatically be members of the Executive
Committee.
Section 3.  Proceedings and Quorum.  In the absence
of an appropriate resolution of the Board of Directors,
each committee may adopt such rules and regulations
governing its proceedings, quorum and manner of
acting as it shall deem proper and desirable. In the
event any member of any committee is absent from
any meeting, the members thereof present at the
meeting, whether or not they constitute a quorum,
may appoint a member of the Board of Directors to
act in the place of such absent member.
Section 4.  Other Committees.  The Board of
Directors may appoint other committees, each
consisting of one or more persons, who need not be
Directors. Each such committee shall have such
powers and perform such duties as may be assigned
to it from time to time by the Board of Directors, but
shall not exercise any power which may lawfully be
exercised only by the Board of Directors or a
committee thereof.
ARTICLE V
OFFICERS
Section 1.  General.  The officers of the Corporation
shall include a President, a Treasurer, a Secretary,
and a Chief Compliance Officer, and may include a
Chief Executive Officer, a Chief Operating Officer,
one or more Executive Vice Presidents, one or more
Vice Presidents, one or more Assistant Treasurers
or Assistant Secretaries and such other officers as
the Directors may determine.
Section 2.  Election, Tenure and Qualifications.  The
officers of the Corporation, except those appointed as
provided in Section 12 of this Article V, may be
elected by the Board of Directors at its first meeting
and officers may be elected at any regular or special
meeting of the Board thereafter.   Each officer shall
hold office until his or her successor is elected and
qualifies, his or her death, or his or her resignation or
removal in the manner hereinafter provided.  Officers
of the Corporation are appointed by the Directors and
serve at the pleasure of the Board. Any person may
hold one or more offices of the Corporation except
that no one person may serve concurrently as both
President and Vice President. A person who holds
more than one office in the Corporation may not act
in more than one capacity to execute, acknowledge,
or verify an instrument required by law to be
executed, acknowledged, or verified by more than
one officer. No officer need be a Director.
Section 3.  Vacancies and Newly Created Officers.  If
any vacancy shall occur in any office by reason of
death, resignation, removal, disqualification or other
cause, or if any new office shall be created, such
vacancies or newly created offices may be filled by
the Board of Directors at any regular or special
meeting or, in the case of any office created pursuant
to Section 12 hereof, by any officer upon whom such
power shall have been conferred by the Board of
Directors.
Section 4.  Removal and Resignation.  Any officer
may be removed from office by the vote of a majority
of the members of the Board of Directors given at a
regular meeting or any special meeting called for
such purpose, if the Board has determined the best
interests of the Corporation will be served by removal
of that officer. Any officer may resign from office at
any time by delivering a written resignation to the
Board of Directors, the President, the Secretary, or
any Assistant Secretary. Unless otherwise specified
therein, such resignation shall take effect upon
delivery.
Section 5.  Chief Executive Officer.  The Chief
Executive Officer shall be the chief executive officer
of the Corporation and, in the absence of the Chair of
the Board of Directors or if no Chair of the Board has
been elected, shall preside at all stockholders'
meetings and at all meetings of the Board and shall in
general exercise the powers and perform the duties of
a chief executive officer. Subject to the supervision of
the Board of Directors, the Chief Executive Officer
shall have general charge of the business, affairs and
property of the Corporation and general supervision
over its officers, employees and agents. Except as the
Board of Directors may otherwise order, the Chief
Executive Officer may sign in the name and on behalf
of the Corporation all deeds, bonds, contracts, or
agreements. The Chief Executive Officer may
perform any duties of the Chief Operating Officer and
shall exercise such other powers and perform such
other duties as from time to time may be assigned by
the Board of Directors.
Section 6.  President.  At the request of the Chief
Executive Officer, or in the absence or in the event of
the disability of the Chief Executive Officer, the
President may perform all the duties of the Chief
Executive Officer and, when so acting, shall have all
the powers of and be subject to all the restrictions
upon the Chief Executive Officer.  Except as the
Board of Directors may otherwise order, the President
may sign in the name and on behalf of the
Corporation all deeds, bonds, contracts, or
agreements, whether or not the Chief Executive
Officer is present and able to act.  The President shall
exercise such other powers and perform such other
duties as from time to time may be assigned by the
Board of Directors.
Section 7.  Chief Operating Officer.  The Board of
Directors may designate a Chief Operating Officer.
The Chief Operating Officer shall have general
authority over and general management and control
of the business and affairs of the Corporation and
shall perform the duties customarily performed by
chief operating officers.  In general, he or she shall
discharge all duties incident to the office of a chief
operating officer and such other duties as may be
prescribed by the Directors and Chief Executive
Officer from time to time.
Section 8.  Vice President(s).  The Executive Vice
President shall have such powers and perform such
duties as from time to time may be assigned to him
or her by the Directors, the Chief Executive Officer,
Chief Operating Officer or the President.  At the
request or in the absence or disability of the
President, the Executive Vice President (or, if there
are two or more Executive Vice Presidents, then the
senior Executive Vice President present and able to
act) shall perform all the duties of the President,
including those set forth in Section 6 of this Article,
and, when so acting, shall have all the powers of the
President.  The Vice President(s) shall have such
powers and perform such duties as the Directors,
Chief Executive Officer, or Executive Vice
Presidents may determine.  At the request or in the
absence or disability of the Executive Vice
President(s), the Vice President (or, if there are two
or more Vice Presidents, then the senior of the Vice
Presidents present and able to act) shall perform all
the duties of the Executive Vice President(s) and,
when so acting, shall have all the powers of the
Executive Vice President(s) for whom he or she is
acting.  Notwithstanding Section 8, the Directors
may designate an Executive Vice President or Vice
President as the principal financial officer of the
Corporation or to serve one or more other functions.
If an Executive Vice President or Vice President is
designated as principal financial officer of the
Corporation, he or she shall have general charge of
the finances and books of account of the
Corporation and shall report to the Directors
annually regarding the financial condition of the
Corporation as soon as practicable after the close of
the Corporation's fiscal year.
Section 9.  Treasurer and Assistant Treasurers.
Except as otherwise provided by the Board of
Directors, the Treasurer shall be the principal
financial and accounting officer of the Corporation
and shall have general charge of the finances and
books of account of the Corporation. The Treasurer
shall have general supervision of the funds and
property of the Corporation and of the performance
by the Custodian of its duties with respect thereto.
The Treasurer shall render to the Board of Directors,
whenever directed by the Board, an account of the
financial condition of the Corporation and of all
transactions as Treasurer; and as soon as practicable
after the close of each financial year the Treasurer
shall make and submit to the Board of Directors a like
report for such financial year. The Treasurer shall
perform all acts incidental to the office of Treasurer,
subject to the control of the Board of Directors.
Any Assistant Treasurer may perform such duties of
the Treasurer as the Treasurer or the Board of
Directors may assign, and, in the absence of the
Treasurer, may perform all the duties of the
Treasurer.
Section 10.  Secretary and Assistant Secretaries.  The
Secretary shall attend to the giving and serving of all
notices of the Corporation and shall record all
proceedings of the meetings of the stockholders and
Directors in books to be kept for that purpose. The
Secretary shall keep in safe custody the seal of the
Corporation, and shall have responsibility for the
records of the Corporation, including the stock books
and such other books and papers as the Board of
Directors may direct and such books, reports,
certificates and other documents required by law to
be kept, all of which shall at all reasonable times be
open to inspection by any Director. The Secretary
shall perform such other duties which appertain to
this office or as may be required by the Board of
Directors.
Any Assistant Secretary may perform such duties of
the Secretary as the Secretary or the Board of
Directors may assign, and, in the absence of the
Secretary, may perform all the duties of the Secretary.
Section 11.  Chief Compliance Officer.  The Board
of Directors shall designate a Chief Compliance
Officer to the extent required by, and consistent
with the requirements of, the 1940 Act. The Chief
Compliance Officer, subject to the direction of and
reporting to the Board of Directors, shall be
responsible for the oversight of the Corporation's
compliance with the federal securities laws (as
defined in Rule 38a-1 under the 1940 Act) and such
other applicable regulatory requirements as the
Board may specify. The designation, compensation
and removal of the Chief Compliance Officer must
be approved by the Board of Directors, including a
majority of the directors who are not "interested
persons" (as such term is defined in Section
2(a)(19) of the 1940 Act) of the Corporation. The
Chief Compliance Officer shall perform such
executive, supervisory and management functions
and duties as the Board of Directors may assign to
him or her from time to time.
Section 12.  Subordinate Officers.  The Board of
Directors from time to time may appoint such other
officers and agents as it may deem advisable, each of
whom shall have such title, hold office for such
period, have such authority and perform such duties
as the Board of Directors may determine. The Board
of Directors from time to time may delegate to one or
more officers or agents the power to appoint any such
subordinate officers or agents and to prescribe their
respective rights, terms of office, authorities and
duties. Any officer or agent appointed in accordance
with the provisions of this Section 12 may be
removed, either with or without cause, by any officer
upon whom such power of removal shall have been
conferred by the Board of Directors.
Section 13.  Remuneration.  The salaries or other
compensation of the officers of the Corporation shall
be fixed from time to time by resolution of the Board
of Directors in the manner provided by Section 12 of
Article III, except that the Board of Directors may by
resolution delegate to any person or group of persons
the power to fix the salaries or other compensation of
any subordinate officers or agents appointed in
accordance with the provisions of Section 12 of this
Article V.
Section 14.  Surety Bond.  The Board of Directors
may require any officer or agent of the Corporation to
execute a bond (including, without limitation, any
bond required by the 1940 Act and the rules and
regulations of the Securities and Exchange
Commission promulgated thereunder) to the
Corporation in such sum and with such surety or
sureties as the Board of Directors may determine,
conditioned upon the faithful performance of his or
her duties to the Corporation, including responsibility
for negligence and for the accounting of any of the
Corporation's property, funds or securities that may
come into his or her hands.
ARTICLE VI
CAPITAL STOCK
Section 1.  Certificates of Stock.  The interest of each
stockholder of the Corporation shall be evidenced by
certificates for shares of stock in such form as the
Board of Directors may from time to time authorize,
provided, however, the Board of Directors may, in its
discretion, authorize the issuance of non-certificated
shares. No certificate shall be valid unless it is signed
by the Chair of the Board, the President or a Vice
President and countersigned by the Secretary or an
Assistant Secretary or the Treasurer or an Assistant
Treasurer of the Corporation and sealed with the seal
of the Corporation, or bears the facsimile signatures
of such officers and a facsimile of such seal. In case
any officer who shall have signed any such
certificate, or whose facsimile signature has been
placed thereon, shall cease to be such an officer
(because of death, resignation or otherwise) before
such certificate is issued, such certificate may be
issued and delivered by the Corporation with the
same effect as if he or she were such officer at the
date of issue.
In the event that the Board of Directors authorizes the
issuance of non-certificated shares of stock, the Board
of Directors may, in its discretion and at any time,
discontinue the issuance of share certificates and
may, by written notice to the registered owners of
each certificated share, require the surrender of share
certificates to the Corporation for cancellation. Such
surrender and cancellation shall not affect the
ownership of shares of the Corporation.
Section 2.  Transfer of Shares.  Shares of stock of the
Corporation shall be transferable on the books of the
Corporation by the holder of record thereof in person
or by his or her duly authorized attorney or legal
representative (a) upon surrender and cancellation of
a certificate or certificates for the same number of
shares of the same class, duly endorsed or
accompanied by proper instruments of assignment
and transfer, with such proof of the authenticity of the
signature as the Corporation or its agents may
reasonably require, or (b) as otherwise prescribed by
the Board of Directors. The shares of stock of the
Corporation may be freely transferred, and the Board
of Directors may, from time to time, adopt rules and
regulations with reference to the method of transfer of
the shares of stock of the Corporation. The Corp-
oration shall be entitled to treat the holder of record of
any share of stock as the absolute owner thereof for
all purposes, and accordingly shall not be bound to
recognize any legal, equitable or other claim or
interest in such share on the part of any other person,
whether or not it shall have express or other notice
thereof, except as otherwise expressly provided by
law or the statutes of the State of Maryland.
Section 3.  Stock Ledgers.  The stock ledgers of the
Corporation, containing the names and addresses of
the stockholders and the number of shares held by
them respectively, shall be kept at the principal office
of the Corporation or, if the Corporation employs a
transfer agent, at the office of the transfer agent of the
Corporation.
Section 4.  Transfer Agents and Registrars.  The
Board of Directors may from time to time appoint or
remove transfer agents and registrars of transfers for
shares of stock of the Corporation, and it may appoint
the same person as both transfer agent and registrar.
Upon any such appointment being made all certif-
icates representing shares of capital stock thereafter
issued shall be countersigned by one of such transfer
agents or by one of such registrars or by both and
shall not be valid unless so countersigned. If the same
person shall be both transfer agent and registrar, only
one countersignature by such person shall be
required.
Section 5.  Fixing of Record Date.  The Board of
Directors may fix in advance a date as a record date
for the determination of the stockholders entitled to
notice of or to vote at any stockholders' meeting or
any adjournment thereof, or to express consent to
corporate action in writing without a meeting, or to
receive payment of any dividend or other distribution
or allotment of any rights, or to exercise any rights in
respect of any change, conversion or exchange of
stock, or for the purpose of any other lawful action,
provided that (1) such record date shall be within  90
days prior to the date on which the particular action
requiring such determination will be taken; (2) the
transfer books shall not be closed for a period longer
than 20 days; and (3) in the case of a meeting of
stockholders, the record date shall be at least ten days
before the date of the meeting.
Section 6.  Lost, Stolen or Destroyed Certificates.
Before issuing a new certificate for stock of the
Corporation alleged to have been lost, stolen or
destroyed, the Board of Directors or any officer
authorized by the Board may, in its discretion, require
the owner of the lost, stolen or destroyed certificate
(or his or her legal representative) to give the
Corporation a bond or other indemnity, in such form
and in such amount as the Board or any such officer
may direct and with such surety or sureties as may be
satisfactory to the Board or any such officer,
sufficient to indemnify the Corporation against any
claim that may be made against it on account of the
alleged loss, theft or destruction of any such
certificate or the issuance of such new certificate.
ARTICLE VII
FISCAL YEAR AND ACCOUNTANT
Section 1.  Fiscal Year.  The fiscal year of the
Corporation shall, unless otherwise ordered by the
Board of Directors, be twelve calendar months
ending on October 31, except as otherwise
established by the Board of Directors.
Section 2.  Accountant.
	A.	The Corporation shall employ an
independent public accountant or a firm of
independent public accountants as its Accountant to
examine the accounts of the Corporation and to sign
and certify financial statements filed by the
Corporation. The Accountant's certificates and
reports shall be addressed both to the Board of
Directors and to the stockholders. The employment of
the Accountant shall be conditioned upon the right of
the Corporation to terminate the employment
forthwith without any penalty by vote of a majority of
the outstanding voting securities at any stockholders'
meeting called for that purpose.
	B.	The members of the Board of
Directors who are not "interested persons" (as
defined in the 1940 Act) of the Corporation, acting by
majority vote, shall select the Accountant in
accordance with the requirements of the 1940 Act.
	C.	Any vacancy occurring between
annual meetings due to the resignation of the Accountant may be filled by the vote of a majority of the members of the Board of Directors who are not interested persons.
ARTICLE VIII
CUSTODY OF SECURITIES
Section 1.  Employment of a Custodian.  As and to
the extent required by the 1940 Act and the regulations thereunder, the Corporation shall place and at all times maintain in the custody of a Custodian (including any sub-custodian for the Custodian) all funds, securities and similar investments owned by the Corporation. The
Custodian (and any sub-custodian) shall be a bank or trust company of good standing having an aggregate capital, surplus, and undivided profits not less than fifty million dollars ($50,000,000) that satisfies all applicable standards, financial or otherwise, pursuant to the 1940 Act or such other financial institution or other entity as shall be permitted by rule or order of the Securities and Exchange Commission. The
Custodian shall be appointed from time to time by the Board of Directors, which shall fix its remuneration.
Section 2.  Termination of Custodian Agreement.
Upon termination of the agreement for services with the Custodian or inability of the Custodian to continue to serve, the Board of Directors shall promptly appoint a successor Custodian, but in the event that no successor Custodian can be found who has the required qualifications and is willing to serve, the Board of Directors shall call as promptly as possible a special meeting of the stockholders to determine whether the Corporation shall function without a Custodian or shall be liquidated. If so directed by resolution of the Board of Directors or by vote of the holders of a majority of the outstanding shares of stock of the Corporation, the Custodian shall deliver and pay over all property of the Corporation held by it as specified in such vote.
Section 3.  Other Arrangements.  The Corporation
may make such other arrangements for the custody of its assets (including deposit arrangements) as may be required by any applicable law, rule or regulation.
ARTICLE IX
INDEMNIFICATION AND INSURANCE
Section 1.  Indemnification of Officers, Directors,
Employees and Agents. The Corporation shall indemnify its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the full extent provided and allowed by Section 2-418 of the Maryland General
Corporate Law or a successor provision thereto concerning corporations, as amended from time to time, or any other applicable provisions of law.
Notwithstanding anything herein to the contrary, no Director, officer, investment adviser or principal underwriter of the Corporation shall be indemnified in violation of Sections 17(h) and (i) of the 1940 Act.
Expenses incurred by any such person in defending any proceeding to which he or she is a party by reason of service in the above-referenced capacities shall be paid in advance or reimbursed by the Corporation to the full extent permitted by law, including Sections 17(h) and (i) of the 1940 Act and other applicable law (including Maryland law and the 1940 Act). Corporation's Transfer Agent shall have no rights to indemnification, advances or insurance under this Article IX except as approved by the Board.
Section 2.  Insurance of Officers, Directors,
Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against that person and incurred by that person in or arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.
Section 3.  Amendment.  No amendment, alteration
or repeal of this Article or the adoption, alteration or amendment of any other provision of the Articles of Incorporation or Bylaws inconsistent with this Article shall adversely affect any right or protection of any person under this Article with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal or adoption.
ARTICLE X
AMENDMENTS
Section 1. General. Except as provided in Section 2 of this Article X, all Bylaws of the Corporation, whether adopted by the Board of Directors or the stockholders, shall be subject to amendment, alteration or repeal, and new Bylaws may be made by the affirmative vote of a majority of either: (a) the holders of record of the outstanding shares of stock of the Corporation entitled to vote, at any annual or special meeting, the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal or new
Bylaw; or (b) the Directors, at any regular or special meeting the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal or new Bylaw.
Section 2.  By Stockholders Only.  No amendment of
any section of these Bylaws shall be made except by the stockholders of the Corporation if the Bylaws provide that such section may not be amended, altered or repealed except by the stockholders. From and after the issue of any shares of the capital stock of the Corporation, no amendment, alteration or repeal of this Article X shall be made except by the affirmative vote of the holders of either: (a) more than two-thirds of the Corporation's outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the Corporation's outstanding shares.






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